BINGHAM MCCUTCHEN LLP

2020 K STREET, N.W.

WASHINGTON, DC 20006

January 19, 2007

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Diversified Investors Portfolios:
Small-Cap Growth Portfolio
(File No. 811-08272)

Ladies and Gentlemen:

On behalf of our client, Diversified Investors Portfolios, we enclose herewith pursuant to an exemptive order issued by the Securities and Exchange Commission on September 9, 1998 (In the Matter of Diversified Investors Portfolios and Diversified Investment Advisors, Inc. (812-10842), Release No. IC-23428 (Sept. 9, 1998)) and Rule 14c-5 under the Securities and Exchange Act of 1934, a preliminary copy of the Information Statement and Letter to Shareholders and Investors in connection with the appointment of a new subadviser for the Small-Cap Growth Portfolio.

Definitive copies of the enclosed preliminary materials are intended to be first given or sent to investors on or about February 28, 2007.

If you have any comments or questions, please do not hesitate to call the undersigned at (202) 373-6599.

Sincerely,
/s/ Mana Behbin
Mana Behbin

Enclosure